Goodwill And Other Intangibles - Schedule Of Other Intangible Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Indefinite-lived intangibles:
Beginning Balance	$ 1,123,581
Acquisitions	0
Impairments	(334,490)
Other	(442,100)
Effect of Currency Translation	209
Ending Balance	347,200	$ 1,123,581
Finite-lived intangibles:
Beginning Balance	6,696,069
Acquisitions	0
Impairments	(455,821)
Other	378,409
Effect of Currency Translation	32,918
Ending Balance	6,651,575	6,696,069
Total other intangibles
Beginning balance	7,819,650
Acquisitions	0
Impairments	(790,311)
Other	(63,691)
Effect of Currency Translation	33,127
Ending balance	6,998,775	7,819,650
Accumulated amortization:
Beginning Balance	(1,960,353)
Amortization	(773,766)	(876,451)	$ (561,302)
Impairments	0
Other	63,691
Effect of Currency Translation	(10,663)
Ending Balance	(2,681,091)	(1,960,353)
Net other intangibles	4,317,684	5,859,297
Licenses
Finite-lived intangibles:
Beginning Balance	465,720
Acquisitions	0
Impairments	(8,178)
Other	(140)
Effect of Currency Translation	0
Ending Balance	457,402	465,720
Accumulated amortization:
Beginning Balance	(341,600)
Amortization	(28,761)
Impairments	0
Other	140
Effect of Currency Translation	0
Ending Balance	(370,221)	(341,600)
Tradenames
Finite-lived intangibles:
Beginning Balance	7,345
Acquisitions	0
Impairments	(808)
Other	(262)
Effect of Currency Translation	134
Ending Balance	6,409	7,345
Accumulated amortization:
Beginning Balance	(6,599)
Amortization	(42)
Impairments	0
Other	262
Effect of Currency Translation	(30)
Ending Balance	(6,409)	(6,599)
Developed technology
Finite-lived intangibles:
Beginning Balance	6,223,004
Acquisitions	0
Impairments	(446,835)
Other	378,811
Effect of Currency Translation	32,784
Ending Balance	6,187,764	6,223,004
Accumulated amortization:
Beginning Balance	(1,612,154)
Amortization	(744,963)
Impairments	0
Other	63,289
Effect of Currency Translation	(10,633)
Ending Balance	(2,304,461)	(1,612,154)
In-process research and development
Indefinite-lived intangibles:
Beginning Balance	1,123,581
Acquisitions	0
Impairments	(334,490)
Other	(442,100)
Effect of Currency Translation	209
Ending Balance	$ 347,200	$ 1,123,581
Weighted Average
Accumulated amortization:
Intangible life (years)	11 years
Weighted Average | Licenses
Accumulated amortization:
Intangible life (years)	12 years
Weighted Average | Developed technology
Accumulated amortization:
Intangible life (years)	11 years